Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Expense (benefit) for income taxes attributable to discontinued operation	$ 0	$ 0	$ 0
Deferred tax assets, current		0
Deferred tax liabilities	1,712,000	1,928,000
Unrecognized tax benefits that if recognized would affect the effective tax rate	1,200,000	8,300,000	8,800,000
Unrecognized tax benefits that if recognized would be offset by a valuation allowance	0	6,400,000	6,700,000
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	0	$ 0
Other Liabilities
Income Tax Contingency [Line Items]
Deferred tax liabilities		$ 1,928,000
Taiwan | Undistributed Foreign Earnings
Income Tax Contingency [Line Items]
Tax loss carryforward period	10 years